Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Depreciation expense	$ 17,087	$ 18,495	$ 17,627
Prospective initial public offering expenses	345,925	389,396
Other accounts payable warranty provision	$ 5,793	$ 9,136
Employee Severance [Member]
Significant Accounting Policies [Line Items]
Employees monthly deposits rate	8.33%